FEDERATED HERMES TOTAL RETURN SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 27, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES TOTAL RETURN SERIES, INC. (the “Registrant”)
Federated Hermes Core Bond Fund Class A Shares Institutional Shares Federated Hermes Ultrashort Bond Fund Class A Shares Institutional Shares Service Shares Class R6 Shares (collectively, the “Funds”)

1933 Act File No. 033-50773
1940 Act File No. 811-07115

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 111 on November 26, 2024.

If you have any questions on the enclosed material, please contact Sheryl McCall at Sheryl.McCall@FederatedHermes.com or (724) 720-8831.

Very truly yours,

/s/ Geroge F. Magera
George F. Magera
Assistant Secretary